Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	12/31/2025	12/31/2024
Domestic customers
Third parties	1,918,437	1,989,455
Related parties (Note 11.1) (1)	68,209	83,343

Foreign customers
Third parties	4,705,509	7,090,160
Related parties (Note 11.1)		202

Expected credit losses (ECL)	(131,548)	(30,300)
	6,560,607	9,132,860
(1)The balance refers to transactions with Ibema Companhia Brasileira de Pape
Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	12/31/2025	12/31/2024
Current	5,794,713	8,216,570
Overdue
Up to 30 days	465,967	682,142
From 31 to 60 days	89,398	134,674
From 61 to 90 days	44,305	38,187
From 91 to 120 days	21,225	17,701
From 121 to 180 days	45,072	12,402
From 181 days	99,927	31,184
	6,560,607	9,132,860

Disclosure of Changes in Allowance for Doubtful Accounts

	12/31/2025	12/31/2024
Opening balance	(30,300)	(31,962)
(Provisions)/Reversals, net	(119,417)	(2,585)
Write-offs	16,937	5,790
Exchange rate variations	1,232	(1,543)
Closing balance	(131,548)	(30,300)